Shareholder Report, Line Graph (Details) 192139_AAM Sawgrass U.S. Large Cap Quality Growth ETF_TF_TSR SemiAnnual {TF} - USD ($)				6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Jul. 30, 2024	Apr. 30, 2026
AAM Sawgrass U.S. Large Cap Quality Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name				AAM Sawgrass U.S. Large Cap Quality Growth ETF NAV
Accumulated Value	$ 12,010	$ 10,379	$ 10,000	$ 12,266
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	12,790	10,531	10,000	$ 13,561
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Total Return
Accumulated Value	$ 14,043	$ 10,745	$ 10,000	$ 13,839